Right-of-use assets and lease liabilities - Cash Outflows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lease payments, total cash flow	€ 148.2	€ 57.9	€ 68.9
Lease, weighted average remaining lease term (in months)	365 months	67 months	62 months
Lease, weighted average discount rate (in %)	2.50%	2.20%	1.90%